Company Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Interest and similar income	£ 11,812	£ 12,721	£ 11,853
Interest expense and similar charges	(7,389)	(8,395)	(7,186)
Net interest income	4,423	4,326	4,667
Other operating (expense)	40	111	213
Total operating income	4,796	4,683	5,176
Operating expenses before credit impairment charges, provisions and charges	(2,494)	(2,577)	(2,485)
Profit before tax	1,510	1,330	2,149
Tax on profit	(395)	(380)	(553)
Profit after tax	1,115	950	1,596
Santander UK Group Holdings plc
Statement [Line Items]
Interest and similar income	163	176	176
Interest expense and similar charges	(163)	(180)	(179)
Net interest income	0	(4)	(3)
Dividend income	175	1,446	1,685
Other operating (expense)	(6)	0	0
Total operating income	169	1,442	1,682
Operating expenses before credit impairment charges, provisions and charges	(6)	(7)	(7)
Profit before tax	163	1,435	1,675
Tax on profit	4	4	4
Profit after tax	£ 167	£ 1,439	£ 1,679